Material Related Party Transactions - Details of Balances with Related Parties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Receivables	¥ 90	¥ 76	[1]
Accrued expenses	3,154	2,775
Prepayments of acquisition of long-term assets	227	160
Payables	127	101	[1]
Obligations under finance leases	13,360	6,656
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Receivables	51	9
Accrued expenses	62	1,023
Prepayments of acquisition of long-term assets	80	160
Payables	49	50
Obligations under finance leases	13,360	6,656
Associates [member]
Disclosure of transactions between related parties [line items]
Receivables	22	18
Accrued expenses	139	95
Prepayments of acquisition of long-term assets	147
Payables	12	1
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Receivables	17	49
Accrued expenses	2,320	1,086
Payables	63	48
Other related companies [member]
Disclosure of transactions between related parties [line items]
Accrued expenses	633	571
Payables	¥ 3	¥ 2

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).